Income taxes - Net (loss) income before income taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income before income taxes
Pre-tax (loss) income	$ (34.6)	$ (185.1)	$ 169.2	$ (166.7)	$ (109.9)	$ 37.9	$ 333.2
Bermuda
Net (loss) income before income taxes
(Loss) income before income taxes, Domestic					(95.0)	(4.9)	1.2
US
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					(22.4)	(25.3)	68.9
UK
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					(27.0)	(7.0)	(3.5)
Sweden
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					(26.1)	(29.5)	15.6
LUXEMBOURG
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					43.4	105.3	250.9
NETHERLANDS
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					18.2	(0.1)	(0.1)
Other Countries [Member]
Net (loss) income before income taxes
(Loss) income before income taxes, Foreign					$ (1.0)	$ (0.6)	$ 0.2